Revenue from Contracts with Customers - Summary of Contract Assets and Contract Liabilities (Details) - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021
Contract With Customer Asset And Liability [Line Items]
Contract liabilities		$ 1,612	$ 2,246
Prepaid expenses and other assets
Contract With Customer Asset And Liability [Line Items]
Contract assets	[1]	$ 484	$ 674

[1]	Contract assets are included within prepaid expenses and other assets in our consolidated balance sheet.